Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	POS AMI Amendment No. 23 to the Registration Statement on Form N-1A of DWS Equity 500 Index Portfolio (the “Fund”) (Reg. No. 811-06698)

Dear Mr. Brown,

This letter is being submitted to respond to the comments of the Staff of the Securities and Exchange Commission (“SEC”) received via a telephone call relating to the Fund’s POA AMI Amendment No. 22 filed with the SEC on April 29, 2011.

The Staff’s comments are restated below, followed by the Fund’s responses.

1.	Comment: The Staff would like further biographical information for the portfolio manager in Item 5 - Management.

Response:  Appropriate disclosure has been added.

2.	Comment: The last sentence in the Item 11 – Shareholder Information, Calculation of NAV section regarding the fund’s valuation methodology should contain more detail.

Response:  Appropriate disclosure has been added.

If you have any questions regarding the foregoing or need more additional information, please do not hesitate to call me at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc.           Adam Schlichtmann, Ropes & Gray LLP